UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

H. Bruce Bond
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the three-month period ended July 31, 2008 is set forth below.

	Schedule of Investments

	PowerShares India Portfolio
	July 31, 2008 (Unaudited)

	Number
	of Shares		Value
		Common Stocks - 95.5%**
		Consumer Discretionary - 2.9%
	206,924	ITC, Ltd.	$909,572
	36,983	Mahindra & Mahindra, Ltd.	449,781
	42,811	Tata Motors, Ltd.	408,683
			1,768,036

		Consumer Staples - 4.4%
	476,269	Hindustan Unilever, Ltd.	2,661,201

		Energy - 28.7%
	143,817	Cairn India, Ltd. *	808,416
	129,905	Essar Oil, Ltd.	571,968
	41,650	Gail India, Ltd.	359,880
	140,979	Indian Oil Corp., Ltd.	1,327,344
	213,205	Oil and Natural Gas Corp., Ltd.	4,931,275
	119,040	Reliance Industries, Ltd.	6,156,669
	204,367	Reliance Natural Resources, Ltd. *	459,836
	687,946	Reliance Petroleum, Ltd. *	2,636,278
			17,251,666

		Financial Services - 12.3%
	32,390	Axis Bank, Ltd.	489,617
	50,308	DLF, Ltd.	601,506
	52,062	HDFC Bank, Ltd.	1,298,779
	22,380	Housing Development Finance Corp., Ltd.	1,181,008
	51,209	ICICI Bank, Ltd.	753,713
	63,307	Indiabulls Financial Services, Ltd.	433,238
	42,450	Indiabulls Real Estate, Ltd. *	279,464
	228,235	Infrastructure Development Finance Co., Ltd.	491,555
	34,296	Reliance Capital, Ltd.	1,026,404
	212,229	Unitech, Ltd.	807,692
			7,362,976

		Health Care - 2.1%
	104,125	Cipla, Ltd.	535,228
	22,042	Sun Pharmaceutical Industries, Ltd.	722,701
			1,257,929

		Industrials - 9.5%
	13,227	Bharat Heavy Electricals, Ltd.	520,538
	147,205	GMR Infrastructure *	318,495
	141,862	Jaiprakash Associates, Ltd.	525,076
	10,759	Larsen & Toubro, Ltd.	651,194
	42,628	NMDC, Ltd.	327,697
	71,869	Punj Lloyd, Ltd.	448,841
	46,430	Reliance Infrastructure, Ltd.	1,035,157
	5,159	Sesa Goa, Ltd.	403,176
	37,174	Siemens India, Ltd.	472,598
	67,159	Sterlite Industries (India), Ltd.	977,958
			5,680,730

		Information Technology - 14.9%
	161,194	Infosys Technologies, Ltd.	5,954,686
	46,054	Satyam Computer Services, Ltd.	407,486
	70,067	Tata Consultancy Services	1,358,686
	126,063	Wipro, Ltd.	1,207,150
			8,928,008
		Materials - 4.5%
	54,888	Hindustan Zinc, Ltd.	755,653
	15,581	Jindal Steel & Power, Ltd.	748,191
	21,883	JSW Steel, Ltd.	372,351
	252,829	Steel Authority of India, Ltd.	822,647
			2,698,842

		Telecommunication Services - 11.3%
	120,006	Bharti Airtel, Ltd. *	2,227,391
	186,197	Idea Cellular, Ltd. *	384,741
	325,867	Reliance Communications, Ltd.	3,758,022
	37,911	Tata Communication, Ltd.	404,991
			6,775,145

		Utilities - 4.9%
	306,869	NTPC, Ltd.	1,215,091
	302,733	Power Grid Corporation of India, Ltd.	660,695
	159,294	Reliance Power, Ltd. *	608,626
	17,726	Tata Power Co., Ltd.	481,989
			2,966,401

		Total Investments - 95.5%
		(Cost $65,628,038) (a)	$57,350,934
		Cash and other assets, less liabilities - 4.5%	2,675,648
		Net Assets - 100.0%	$60,026,582

*	Non-income producing security.
**	In accordance with procedures established by the Board of Trustees, securities are fair valued based on evaluated
	quotes provided by an independent pricing source. The aggregate value of these securities at July 31, 2008 was
	$57,350,934, which represented 95.5% of the Fund's Net Assets.
(a)	At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $65,628,038. The
	net unrealized depreciation was $8,277,104 which consisted of aggregate gross unrealized appreciation
	of $96,566 and aggregate gross unrealized depreciation of $8,373,670.

	The valuation policy and a listing of other significant accounting policies are available in the most recent
	shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant's internal controls that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:  /s/ Bruce Bond
H. Bruce Bond
President (Principal Executive Officer)
Date: September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Bruce Bond
H. Bruce Bond
President (Principal Executive Officer)
Date: September 16, 2008

By:  /s/  Bruce T. Duncan
Bruce T. Duncan
Treasurer (Principal Financial Officer)
Date: September 16, 2008